REVENUE - Schedule of Disaggregation of Revenue from Contracts with Customers by Customer Location (Details) - Athena Technology Solutions Holdings, LLC - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue [Line Items]
Total revenue	$ 216,693	$ 53,258	$ 432,933	$ 392,192
United States
Revenue [Line Items]
Total revenue	215,306	52,479
Other foreign countries
Revenue [Line Items]
Total revenue	$ 1,387	$ 779	$ 8,907	$ 8,200